Investment Company Administration, L.L.C.
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741


May 14, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  Kayne Anderson Mutual Funds
          File No. 333-8045, 811-7705
          CIK No. 0001018593

Ladies and Gentlemen:

We are filing electronically, on behalf of Kayne Anderson Mutual Funds (the "Funds"), this certification pursuant to Rule 497(j). On May 6, 1999 the above referenced registrant filed a Post Effective Amendment Number 7 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-99-000427.

Please give me a call if you have any questions at (626) 852-1033.


Very Truly Yours,


/s/ Rita Dam
Rita Dam
Assistant Treasurer
Kayne Anderson Mutual Funds